Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Equipment

NOTE 4 - EQUIPMENT

Equipment, stated at cost, less accumulated depreciation consisted of the following:

	December 31, 2019	December 31, 2018

Machinery-technology equipment	$607,000	$347,500
Machinery-technology equipment under construction	30,000	175,000
	637,000	522,500
Less accumulated depreciation	(323,522)	(149,620)

	$313,478	$372,880

Depreciation expense for the year ended December 31, 2019 and transition period ended December 31, 2018 was $173,903 and $185,835, respectively. As of December 31, 2019, the equipment under construction is approximately 33% complete, and is expected to be completed and placed into service during the year ended December 31, 2020.